UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Australia: 7.6%
59,639		Aurizon Holdings Ltd.	$193,529	0.3
19,799		Australia & New Zealand Banking Group Ltd.	406,904	0.7
60,619		Charter Hall Group	291,264	0.5
38,680		Coca-Cola Amatil Ltd.	259,422	0.5
4,564		Commonwealth Bank of Australia	238,663	0.4
88,582		Metcash Ltd.	193,537	0.3
157,440		Nine Entertainment Co. Holdings Ltd.	286,122	0.5
36,701		QBE Insurance Group Ltd.	262,114	0.5
9,199		Rio Tinto Ltd.	574,314	1.0
67,059	(1)	Santos Ltd.	296,016	0.5
92,320		Scentre Group	291,550	0.5
273,238		Sigma Healthcare Ltd.	161,887	0.3
149,115		Spark Infrastructure Group	247,881	0.4
28,628		Suncorp Group Ltd.	289,948	0.5
18,107		Westpac Banking Corp.	382,714	0.7
			4,375,865	7.6

		Austria: 0.8%
10,319		Erste Group Bank AG	427,347	0.8

		Belgium: 0.2%
2,681		Ageas	135,632	0.2

		China: 11.9%
397,000		Bank of China Ltd. - H Shares	207,310	0.4
70,500		Beijing Enterprises Holdings Ltd.	387,685	0.7
739,381		China Construction Bank - H Shares	744,201	1.3
160,000		China Life Insurance Co., Ltd. - H Shares	445,864	0.8
65,000		China Mobile Ltd.	581,906	1.0
112,000		China Overseas Land & Investment Ltd.	372,151	0.6
78,726		China Resources Gas Group Ltd.	297,806	0.5
108,000		China Resources Land Ltd.	394,762	0.7
291,030		China State Construction International Holdings Ltd.	358,549	0.6
289,000		CNOOC Ltd.	487,614	0.9
354,000		COSCO Shipping Ports, Ltd.	340,249	0.6
44,500		Hengan International Group Co., Ltd.	422,885	0.7
581,123		Industrial & Commercial Bank of China - H Shares	479,995	0.8
550,000		Lenovo Group Ltd.	290,422	0.5
686,000		PetroChina Co., Ltd. - H Shares	565,544	1.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
149,300		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	$459,408	0.8
			6,836,351	11.9

		France: 8.4%
11,253		Alstom SA	532,357	0.9
2,875		Capgemini SE	379,158	0.7
3,592		Cie Generale des Etablissements Michelin SCA	464,383	0.8
8,225		Danone	629,841	1.1
34,276		Engie SA	540,695	0.9
22,839		Orange SA	393,075	0.7
20,464		Total SA	1,244,079	2.2
6,687		Vinci SA	657,682	1.1
			4,841,270	8.4

		Germany: 6.0%
2,566		Deutsche Boerse AG	342,763	0.6
11,715		Deutsche Post AG	444,311	0.8
21,089		Deutsche Telekom AG	326,693	0.6
1,775		LEG Immobilien AG	194,558	0.3
583	(1)	Linde AG	133,223	0.2
2,914		Muenchener Rueckversicherungs-Gesellschaft AG	599,000	1.0
4,501		SAP SE	507,022	0.9
6,931		Siemens AG	903,308	1.6
			3,450,878	6.0

		Hong Kong: 2.7%
67,440		AIA Group Ltd.	615,559	1.1
25,000		CK Hutchison Holdings Ltd.	281,506	0.5
42,493		CLP Holdings Ltd.	446,160	0.8
433		Link REIT	3,815	0.0
60,000		Television Broadcasts Ltd.	203,840	0.3
			1,550,880	2.7

		India: 4.1%
94,423		Coal India Ltd.	414,185	0.7
6,807		Hero Motocorp Ltd.	357,309	0.6
96,449		ICICI Bank Ltd.	407,650	0.7
11,411		Infosys Ltd. ADR	207,566	0.3
99,673		ITC Ltd.	400,821	0.7
158,147		NTPC Ltd.	392,569	0.7
18,028		Tech Mahindra Ltd.	190,215	0.4
			2,370,315	4.1

		Indonesia: 0.4%
407,600		Semen Indonesia Persero Tbk PT	245,671	0.4

		Ireland: 1.8%
34,884		AIB Group PLC	190,610	0.3
13,168		CRH PLC	485,869	0.9
8,676		Smurfit Kappa Group PLC	354,967	0.6
			1,031,446	1.8

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 1.3%
71,100		Enel S.p.A.	$390,751	0.7
77,410		Intesa Sanpaolo SpA	228,447	0.4
3,935		Prysmian SpA	110,106	0.2
			729,304	1.3

		Luxembourg: 0.8%
9,541		APERAM SA	442,616	0.8

		Macau: 0.7%
290,000		SJM Holdings Ltd.	414,208	0.7

		Malaysia: 1.1%
247,800		CIMB Group Holdings Bhd	367,089	0.7
562,200		IJM Corp. Bhd	239,212	0.4
			606,301	1.1

		Netherlands: 3.9%
13,934	(2)	ABN AMRO Group NV	361,437	0.6
6,112	(1)	ASR Nederland NV	258,432	0.5
27,429		Koninklijke Ahold Delhaize NV	630,120	1.1
27,257		Royal Dutch Shell PLC - Class B	973,516	1.7
			2,223,505	3.9

		New Zealand: 0.6%
78,934		Fletcher Building Ltd.	363,878	0.6

		Norway: 0.9%
37,648		Norsk Hydro ASA	236,925	0.4
7,257		Yara International ASA	299,561	0.5
			536,486	0.9

		Singapore: 0.5%
228,900		First Resources Ltd.	278,342	0.5

		South Korea: 5.8%
8,490		Hana Financial Group, Inc.	327,213	0.6
14,425		Hite Jinro Co. Ltd.	269,323	0.5
9,910		Kangwon Land, Inc.	246,696	0.4
11,039		KT Corp.	276,373	0.5
10,692		LG Display Co., Ltd.	220,034	0.4
1,047		POSCO	331,406	0.6
17,400		Samsung Electronics Co., Ltd.	817,062	1.4
1,648		Samsung Fire & Marine Insurance Co. Ltd.	382,699	0.6
10,788		Shinhan Financial Group Co., Ltd.	440,337	0.8
			3,311,143	5.8

		Spain: 2.6%
12,536		ACS Actividades de Construccion y Servicios SA	522,199	0.9
20,838		Banco Bilbao Vizcaya Argentaria SA	143,109	0.2
27,078		Banco Santander SA	147,260	0.3
9,956		Ebro Foods SA	242,057	0.4
23,673		Merlin Properties Socimi SA	327,012	0.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: (continued)
19,675	Prosegur Cia de Seguridad SA	$135,150	0.2
		1,516,787	2.6

	Sweden: 0.8%
44,016	Svenska Handelsbanken AB	482,206	0.8

	Switzerland: 4.0%
10,680	Nestle SA	807,221	1.4
3,392	Roche Holding AG	727,285	1.3
57	SGS SA	147,658	0.2
27,567	UBS Group AG	416,135	0.7
728	Zurich Insurance Group AG	215,752	0.4
		2,314,051	4.0

	Taiwan: 4.5%
28,000	Catcher Technology Co., Ltd.	324,587	0.6
226,000	Cathay Financial Holding Co., Ltd.	402,865	0.7
596,782	CTBC Financial Holding Co. Ltd.	428,242	0.8
98,000	HON HAI Precision Industry Co., Ltd.	279,599	0.5
203,000	Quanta Computer, Inc.	358,264	0.6
102,691	Taiwan Semiconductor Manufacturing Co., Ltd.	766,742	1.3
		2,560,299	4.5

	United Kingdom: 12.0%
8,467	AstraZeneca PLC	617,716	1.1
22,852	BP PLC	174,776	0.3
7,844	Carnival PLC	502,617	0.9
11,865	Diageo PLC	435,957	0.8
29,475	GlaxoSmithKline PLC	597,157	1.0
30,006	HSBC Holdings PLC	287,221	0.5
11,844	Johnson Matthey PLC	552,276	1.0
25,747	Land Securities Group PLC	317,799	0.5
156,482	Legal & General Group PLC	560,479	1.0
25,018	Prudential PLC	600,940	1.0
3,344	Rio Tinto PLC	188,605	0.3
21,132	SSE PLC	383,874	0.7
5,045	Smiths Group PLC	117,889	0.2
21,581	St. James's Place PLC	341,296	0.6
21,839	UBM PLC	298,885	0.5
12,127	Unilever PLC	668,608	1.2
93,489	Vodafone Group PLC	238,905	0.4
		6,885,000	12.0

	United States: 13.3%
20,244	Cisco Systems, Inc.	864,621	1.5
3,648	Deere & Co.	545,412	0.9
9,261	DowDuPont, Inc.	593,723	1.0
15,108	Exelon Corp.	625,320	1.1
28,451	Gap, Inc.	796,059	1.4
11,298	Halliburton Co.	561,962	1.0
12,317	Hartford Financial Services Group, Inc.	644,549	1.1
17,245	Intel Corp.	951,924	1.7

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
35,186	Keycorp	$684,016	1.2
13,486	Merck & Co., Inc.	802,822	1.4
14,241	Mondelez International, Inc.	559,244	1.0
		7,629,652	13.3

	Total Common Stock
	(Cost $54,824,178)	55,559,433	96.7

PREFERRED STOCK: 0.4%
	South Korea: 0.4%
6,100	Samsung Electronics Co., Ltd.	228,155	0.4

	Total Preferred Stock
	(Cost $92,861)	228,155	0.4

	Total Long-Term Investments
	(Cost $54,917,039)	55,787,588	97.1

SHORT-TERM INVESTMENTS: 2.3%
	Mutual Funds: 2.3%
1,296,268	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.640%
	(Cost $1,296,268)	1,296,268	2.3

	Total Short-Term Investments
	(Cost $1,296,268)	1,296,268	2.3

	Total Investments in Securities (Cost $56,213,307)	$57,083,856	99.4
	Assets in Excess of Other Liabilities	324,998	0.6
	Net Assets	$57,408,854	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of May 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	24.3%
Information Technology	11.2
Consumer Staples	10.2
Industrials	9.4
Materials	8.3
Energy	8.3
Utilities	6.5
Consumer Discretionary	6.1
Health Care	5.9
Real Estate	3.7
Telecommunication Services	3.2
Short-Term Investments	2.3
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,375,865	$–	$4,375,865
Austria	–	427,347	–	427,347
Belgium	–	135,632	–	135,632
China	–	6,836,351	–	6,836,351
France	–	4,841,270	–	4,841,270
Germany	–	3,450,878	–	3,450,878
Hong Kong	–	1,550,880	–	1,550,880
India	207,566	2,162,749	–	2,370,315
Indonesia	–	245,671	–	245,671
Ireland	190,610	840,836	–	1,031,446
Italy	–	729,304	–	729,304
Luxembourg	–	442,616	–	442,616
Macau	–	414,208	–	414,208
Malaysia	–	606,301	–	606,301
Netherlands	–	2,223,505	–	2,223,505
New Zealand	–	363,878	–	363,878
Norway	–	536,486	–	536,486
Singapore	–	278,342	–	278,342
South Korea	–	3,311,143	–	3,311,143
Spain	–	1,516,787	–	1,516,787
Sweden	–	482,206	–	482,206
Switzerland	–	2,314,051	–	2,314,051
Taiwan	–	2,560,299	–	2,560,299
United Kingdom	–	6,885,000	–	6,885,000
United States	7,629,652	–	–	7,629,652
Total Common Stock	8,027,828	47,531,605	–	55,559,433
Preferred Stock	–	228,155	–	228,155
Short-Term Investments	1,296,268	–	–	1,296,268
Total Investments, at fair value	$9,324,096	$47,759,760	$–	$57,083,856
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(257,695)	$–	$(257,695)
Total Liabilities	$–	$(257,695)	$–	$(257,695)

(1)	For the period ended May 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2018, securities valued at $1,642,700 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

At May 31, 2018, the following OTC written equity options were outstanding for Voya International High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	Morgan Stanley & International PLC	Call	06/07/18	3,485.000	EUR	1,320	4,496,778	$70,751	$(4,715)
FTSE 100 Index	Morgan Stanley & International PLC	Call	06/07/18	7,462.000	GBP	550	4,223,010	66,052	(153,797)
Hang Seng Index	Morgan Stanley & International PLC	Call	06/07/18	30,032.000	HKD	540	16,453,022	38,841	(36,402)
Korea Stock Exchange KOSPI 200 Index	Morgan Stanley & International PLC	Call	06/07/18	320.111	KRW	6,400,000	1,989,888,000	28,864	(1,224)
S&P/ASX 200 Index	Morgan Stanley & International PLC	Call	06/07/18	6,076.418	AUD	770	4,629,150	43,401	(2,806)
Taiwan Stock Exchange Weighted Index	Societe Generale	Call	06/07/18	10,492.000	TWD	4,600	50,024,816	24,022	(58,751)
								$271,931	$(257,695)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$257,695
Total Liability Derivatives		$257,695

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Liabilities:
Written options	$198,944	$58,751	$257,695
Total Liabilities	$198,944	$58,751	$257,695

Net OTC derivative instruments by counterparty, at fair value	$(198,944)	$(58,751)	(257,695)

Total collateral pledged by the Fund/(Received from counterparty)	$198,944	$-	$198,944

Net Exposure(1)	$-	$(58,751)	$(58,751)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.
(2)	At May 31, 2018, the Fund had pledged $420,000 in cash collateral to Morgan Stanley & Co. International PLC. Excess cash collateral is not shown for financial reporting purposes.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $56,114,060.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,047,945
Gross Unrealized Depreciation	(4,309,763)
Net Unrealized Appreciation	$738,182

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018